Cash, cash equivalents, short-term investments and non-current financial assets	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents, short-term investments and non-current financial assets	Cash, cash equivalents, short-term investments and non-current financial assets

(in thousands of euro)	June 30, 2025	December 31, 2024

Cash and cash equivalents	53,704	66,396
Short-term investments	6,323	14,374
Cash, cash equivalents and short-term investments	60,027	80,770
Non-current financial assets	10,390	10,281
Cash, cash equivalents and financial assets	70,417	91,051
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts and mutual funds units (with short-term maturities) held with various banking institutions.
As of June 30, 2025, the Company also holds shares in three mutual funds. The risk profiles of these funds are rated from 1 to 7 by the financial institution that manages and markets these funds (1 being the lowest risk profile).When the maturity of shares in mutual funds is longer than one year, they are classified as non-current financial instruments.
Non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of June 30, 2025 and December 31, 2024, the amount of cash, cash equivalents and financials assets denominated in US dollars amounted to €11,541 thousand and €16,530 thousand, respectively.
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2025 and June 30, 2024 are the following:

(in thousands of euro)	December 31, 2024	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2025
Short-term investments	14,375	—	(7,035)	140	191	(1,347)	6,324
Non-current financial assets	10,281	—	—	109	—	—	10,390
Total	24,656	—	(7,035)	249	191	(1,347)	16,714

(in thousands of euro)	December 31, 2023	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2024
Short-term investments	21,851	—	(1,215)	438	212	524	21,809
Non-current financial assets	9,796	—	—	553	—	—	10,350
Total	31,647	—	(1,215)	991	212	524	32,159
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.
For the six months ended June 30, 2025 , variance of fair value through the consolidated statement of income (loss) is made of €109 thousand of unrealized gains on non-current financial assets and €140 thousand of unrealized gains on short-term investments. For the six months ended June 30, 2024, variance of fair value through the consolidated statement of income (loss) was made of €553 thousand of unrealized gains on non-current financial assets and €438 thousand of unrealized gains on short-term investments (see note 15).